UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2000


Check here if Amendment [__]; Amendment Number:
     This Amendment (Check only one.):  [__]   is a restatement.
                                        [__]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shadwell Capital, LC
Address: 321 East Main Street
         Charlottesville, VA  22902

Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Oakey
Title:   Chief Financial Officer
Phone:   (804) 977-1600

Signature, Place, and Date of Signing:

/s/ Dan Oakey                     Charlottesville, VA               May 12, 2000
--------------------------            [City, State]                     [Date]
         [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:   $ 184,204
                                          (thousands)




List of Other Included Managers:


None

                           Form 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2       COLUMN 3         COLUMN 4            COLUMN 5          COLUMN 6     COLUMN 7

                                TITLE OF                        VALUE         SHRS OR SH/    PUT/     INVESTMENT   OTHER
NAME OF ISSUER                  CLASS          CUSIP            (X1000)       AMOUNT  PRN    CALL     DISCRETION   MANAGERS

1ST SOURCE COPRPORATION         COM            336901103         1,320         67,500 SH              SOLE

AMSOUTH BANCORPORATION          COM            032165102         3,866        258,800 SH              SOLE

ASSOCIATED BANC CORP            COM            045487105         4,690        157,000 SH              SOLE

BANK OF NEW YORK INC            COM            064057102         5,237        126,000 SH              SOLE

BB&T CORP                       COM            054937107         7,501        267,300 SH              SOLE

CENTURA BKS INC                 COM            15640T100         5,131        112,000 SH              SOLE

CHITTENDEN CORP                 COM            170228100         1,190         40,100 SH              SOLE

CITIZENS BKG CORP MICH          COM            174420109         3,155        161,800 SH              SOLE

COMERICA INC                    COM            200340107         2,416         57,700 SH              SOLE

COMMERCE BANCSHARES INC         COM            200525103         4,173        133,810 SH              SOLE

CULLEN FROST BANKERS INC        COM            229899109           872         33,000 SH              SOLE

DIME CMNTY BANCSHARES           COM            253922108         4,050        256,100 SH              SOLE

F&M NATL CORP                   COM            302374103         2,348        106,711 SH              SOLE

FIRST MIDWEST BANCORP DEL       COM            320867104         3,679        151,700 SH              SOLE

FIRST SEC CORP DEL              COM            336294103         3,083        256,900 SH              SOLE

FIRST TENN NATL CORP            COM            337162101         6,884        338,900 SH              SOLE

FIRST VA BANKS INC              COM            337477103         6,337        168,700 SH              SOLE

FRONTIER FINL CORP WASH         COM            35907K105            13            700 SH              SOLE

HIBERNIA CORP                   CLASS A        428656102         3,374        321,300 SH              SOLE

HUDSON UNITED BANCORP           COM            444165104         3,236        149,200 SH              SOLE

KEY CORP NEW                    COM            493267108         3,139        165,200 SH              SOLE

KEYSTONE FINANCIAL INC          COM            493482103         6,887        374,800 SH              SOLE

MARSHALL & ILSLEY CORP          COM            571834100         6,687        115,800 SH              SOLE

MELLON FINL CORP                COM            58551A108        13,167        442,600 SH              SOLE

MERCANTILE BANKSHARES CORP      COM            587405101         5,275        172,600 SH              SOLE

MID-STATE BANCSHARES            COM            595440108         1,145         45,800 SH              SOLE

NATIONAL CITY CORP              COM            635405103         6,794        329,400 SH              SOLE

PEOPLES HERITAGE FINL GROUP     COM            711147108         4,958        330,500 SH              SOLE

PNC BK CORP                     COM            693475105         6,489        144,000 SH              SOLE

SUMMIT BANCORP                  COM            866005101         6,261        238,500 SH              SOLE

SUNTRUST BKS INC                COM            867914103        12,197        211,200 SH              SOLE

SYNOVUS FINL CORP               COM            87161C105         3,918        207,600 SH              SOLE

US BANCORP DEL                  COM            902973106         7,042        321,900 SH              SOLE

UMB FINL CORP                   COM            902788108         2,264         61,600 SH              SOLE

UNION PLANTERS CORP             COM            908068109         5,934        192,600 SH              SOLE

UNIONBANCAL CORP                COM            908906100         5,116        185,600 SH              SOLE

VALLEY NATL BANCORP             COM            919794107         2,201         81,900 SH              SOLE

WACHOVIA CORP                   COM            929771103         7,499        111,000 SH              SOLE

WESTAMERICA BANCORPORATION      COM            957090103         4,676        168,500 SH              SOLE



                           Form 13F INFORMATION TABLE

          COLUMN 1                                 COLUMN 8
                                               VOTING AUTHORITY

NAME OF ISSUER                             SOLE      SHARED    NONE

1ST SOURCE COPRPORATION                    67,500

AMSOUTH BANCORPORATION                    258,800

ASSOCIATED BANC CORP                      157,000

BANK OF NEW YORK INC                      126,000

BB&T CORP                                 267,300

CENTURA BKS INC                           112,000

CHITTENDEN CORP                            40,100

CITIZENS BKG CORP MICH                    161,800

COMERICA INC                               57,700

COMMERCE BANCSHARES INC                   133,810

CULLEN FROST BANKERS INC                   33,000

DIME CMNTY BANCSHARES                     256,100

F&M NATL CORP                             106,711

FIRST MIDWEST BANCORP DEL                 151,700

FIRST SEC CORP DEL                        256,900

FIRST TENN NATL CORP                      338,900

FIRST VA BANKS INC                        168,700

FRONTIER FINL CORP WASH                       700

HIBERNIA CORP                             321,300

HUDSON UNITED BANCORP                     149,200

KEY CORP NEW                              165,200

KEYSTONE FINANCIAL INC                    374,800

MARSHALL & ILSLEY CORP                    115,800

MELLON FINL CORP                          442,600

MERCANTILE BANKSHARES CORP                172,600

MID-STATE BANCSHARES                       45,800

NATIONAL CITY CORP                        329,400

PEOPLES HERITAGE FINL GROUP               330,500

PNC BK CORP                               144,000

SUMMIT BANCORP                            238,500

SUNTRUST BKS INC                          211,200

SYNOVUS FINL CORP                         207,600

US BANCORP DEL                            321,900

UMB FINL CORP                              61,600

UNION PLANTERS CORP                       192,600

UNIONBANCAL CORP                          185,600

VALLEY NATL BANCORP                        81,900

WACHOVIA CORP                             111,000

WESTAMERICA BANCORPORATION                168,500
